Description of the Business	3 Months Ended
Apr. 30, 2012
Description of the Business
Description of the Business

(1) Description of the Business

        Splunk Inc. ("we") provides an innovative software platform that enables organizations to gain real-time operational intelligence by harnessing the value of their data. Our software collects and indexes data regardless of format or source, and enables users to search, correlate, analyze, monitor and report on this data. Our software addresses large and diverse data sets, commonly referred to as big data, and is specifically tailored for machine-generated data. Machine data is produced by nearly every software application and electronic device in an organization and contains a definitive, time-stamped record of various activities, such as transactions, customer and user activities, and security threats. Our software is designed to help users in various roles, including IT and business professionals, analyze their machine data and realize real-time visibility into and intelligence about their organization's operations. This operational intelligence enables organizations to improve service levels, reduce costs, mitigate security risks, demonstrate and maintain compliance and gain new insights that enable them to drive better business decisions.

        The Company's fiscal year ends on January 31. References to fiscal 2012, for example, refer to the fiscal year ended January 31, 2012.